Equity - Reverse Recapitalization Share Activity (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of number of shares outstanding [abstract]
Beginning balance	$ (3,328,560)	$ (1,250,991)
Securities Purchase Agreement	(200,000)
Equity-settled share-based payment	(5,495)	(6,775)
Related party capital contribution	(15,265)
Ending balance	$ (4,266,003)	$ (1,811,901)
Class A Shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding (in shares)	2,060,461,997	467,976,748
Conversion of Class B to Class A (in shares)		1,592,341,000
Equity settled share-based payment (in shares)	8,937,392	144,249
Number of shares outstanding (in shares)	2,069,399,389	2,060,461,997
Class B Shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding (in shares)	49,892,575	1,642,233,575
Conversion of Class B to Class A (in shares)		(1,592,341,000)
Number of shares outstanding (in shares)	49,892,575	49,892,575
Share capital
Reconciliation of number of shares outstanding [abstract]
Beginning balance	$ 21,169	$ 21,168
Equity-settled share-based payment	(89)	(1)
Ending balance	21,258	21,169
Other contributed capital
Reconciliation of number of shares outstanding [abstract]
Beginning balance	3,625,027	3,615,187
Securities Purchase Agreement	(200,000)
Equity-settled share-based payment	(5,406)	(6,774)
Related party capital contribution	(15,265)
Ending balance	$ 3,845,698	$ 3,621,961